Note 12 - Stock Incentive Plan (Details Textual)							1 Months Ended	12 Months Ended
	Nov. 12, 2024 shares	Nov. 10, 2023 shares	Dec. 03, 2022 shares	Nov. 19, 2021 shares	Nov. 05, 2020 shares	Jul. 31, 2014 shares	Nov. 30, 2021 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Share-Based Payment Arrangement, Expense | $								$ 1,519,933	$ 1,083,414	$ 951,385
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares (in shares)								2,150	0	0
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount | $								$ 2,670,977
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)								11 months 15 days
Dividends Payable, Current | $								$ 121,030	$ 105,250
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								60,100	60,500	60,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $								$ 2,399,192	$ 1,447,160	$ 1,138,800
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value | $								2,392,624	1,282,185	$ 978,025
Dividends Payable, Current | $								$ 121,030	$ 105,250
The 2014 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)						75,000	225,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term (Year)						10 years	10 years
The 2014 Plan [Member] | Restricted Stock [Member] | The 16 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					45,900
Number of Key People Issued Awards					16
The 2014 Plan [Member] | Restricted Stock [Member] | The 16 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 16 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	29,600	31,000	31,000	27,700	27,100
The 2014 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		29,500	29,000	21,950	18,800
The 2014 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				49,650
Number of Key People Issued Awards				21
The 2014 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			60,000
Number of Key People Issued Awards			31
The 2014 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 32 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	60,100	60,500
Number of Key People Issued Awards	32	32
The 2014 Plan [Member] | Restricted Stock [Member] | The 32 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%	50.00%	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 32 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Eurobulk Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	30,500